As filed with the Securities and Exchange Commission on June 2, 2014

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-22503

City National Rochdale Alternative Total Return Fund LLC
(Exact name of registrant as specified in charter)

570 Lexington Avenue
New York, New York 10022-6837
(Address of principal executive offices) (Zip code)

Kurt Hawkesworth
570 Lexington Avenue
New York, New York 1022-6837
(Name and address of agent for service)

(800) 245-9888
Registrant's telephone number, including area code

Date of fiscal year end: September 30

Date of reporting period:  March 31, 2014

Item 1. Reports to Stockholders.

City National Rochdale Alternative Total Return Fund LLC

Financial Statements

March 31, 2014

City National Rochdale Alternative Total Return Fund LLC

Financial Statements

March 31, 2014

TABLE OF CONTENTS

Page

Financial Statements
Statement of Assets, Liabilities and Members’ Capital	2
Statement of Operations	3
Statement of Changes in Members' Capital	4
Statement of Cash Flows	5
Schedule of Investments	6
Investment Breakdown	7
Notes to Financial Statements	8-18
Financial Highlights	19

Additional Information

City National Rochdale Alternative Total Return Fund LLC

Statement of Assets, Liabilities and Members' Capital

March 31, 2014 (Unaudited)

ASSETS
Investments, at fair value method (cost $23,845,886)	$56,806,584
Interest receivable on short-term investment	13
Prepaid expenses	603,484
Total Assets	57,410,081

LIABILITIES AND MEMBERS' CAPITAL
Payable to adviser	82,354
Accrued audit fees	26,194
Accrued legal fees	12,939
Accrued fund accounting and fund administration fees	12,805
Accrued expenses and other liabilities	13,507
Total Liabilities	147,799

Total Members' Capital	$57,262,282

ANALYSIS OF MEMBERS' CAPITAL

Member capital units outstanding
(Unlimited number of units authorized, no par value)	36,993.34

Net asset value per unit (members' capital/units outstanding)	$1,547.91

The accompanying notes are an integral part of these financial statements.

City National Rochdale Alternative Total Return Fund LLC

Statement of Operations

For the Six Months Ended March 31, 2014 (Unaudited)

INVESTMENT INCOME
Interest income on short-term investment	$133

EXPENSES
Management fees	470,788
Service fees	67,255
Fund accounting and fund administration fees	38,660
Legal fees	30,400
Audit fees	18,694
Directors fees	4,376
Insurance expense	3,329
Registration expense	2,710
Custody fees	1,500
Other expenses	910
Total Expenses	638,622

Net Investment Loss	(638,489)

REALIZED AND UNREALIZED GAIN ON INVESTMENTS
Net change to fair value on life settlement contracts, net of premiums paid
and continuing costs	5,895,134

Net Increase in Members' Capital Resulting from Operations	$5,256,645

The accompanying notes are an integral part of these financial statements.

City National Rochdale Alternative Total Return Fund LLC

Statement of Changes in Members' Capital

For the Six Months Ended March 31, 2014 (Unaudited)

	Six Months Ended	Year Ended
	March 31, 2014	September 30, 2013
FROM OPERATIONS
Net investment loss	$(638,489)	$(1,198,715)
Net change to fair value on life settlement contracts, net of
premiums paid and continuing costs	5,895,134	2,422,063

Net Increase in Members' Capital Resulting from Operations	5,256,645	1,223,348

INCREASE (DECREASE) FROM TRANSACTIONS IN MEMBERS' CAPITAL
Proceeds from sales of members' capital units	-	2,306,986
Cash paid for offshore feeder expenses	(29,654)	-

Net Decrease in Members' Capital Units	(29,654)	2,306,986

Total Increase in Members' Capital	5,226,991	3,530,334

MEMBERS' CAPITAL
Beginning of period	52,035,291	48,504,957

End of period	$57,262,282	$52,035,291

The accompanying notes are an integral part of these financial statements.

City National Rochdale Alternative Total Return Fund LLC

Statement of Cash Flows

For the Six Months Ended March 31, 2014 (Unaudited)

CASH FLOWS FROM OPERATING ACTIVITIES
Net increase in members' capital resulting from operations	$5,256,645
Adjustments to reconcile net increase in members' capital
resulting from operations to net cash used in operating activities:
Purchases of money market fund	(56)
Sales of money market fund	4,598,501
Net change to fair value on life settlement contracts, net of
premiums paid and continuing costs	(5,895,134)
Premiums and continuing costs paid on life settlement contracts	(4,023,801)
Change in Operating Assets and Liabilities:
Interest receivable on short-term investment	23
Prepaid expenses	121,199
Payable to advisor	(11,480)
Accrued audit fees	(22,206)
Accrued legal fees	(5,886)
Accrued fund accounting and fund administration fees	(751)
Accrued expenses and other liabilities	12,600

Net cash from operating activities	29,654

CASH FLOWS FROM FINANCING ACTIVITIES
Cash paid for offshore feeder expenses	(29,654)

Net cash from financing activities	(29,654)

Net change in cash and cash equivalents	-

CASH AND CASH EQUIVALENTS
Beginning of year	-

End of year	-

The accompanying notes are an integral part of these financial statements.

City National Rochdale Alternative Total Return Fund LLC

Schedule of Investments (Unaudited)

March 31, 2014

Date	Percentage of	Initial Cost
Acquired	Members' Capital	Principal Amount	Fair Value
Long-Term Investments1, 2, 3, 4:

Life Settlement Contracts

Americal General Life #634L	Oct-12	0.9%	$200,937	$494,721
American General Life #U100	Apr-11	4.2	600,000	2,401,415
Americal General Life #UM00	Feb-11	0.5	100,000	287,945
AXA Equitable Life #1572	Feb-11	5.6	535,000	3,175,696
AXA Equitable Life #1600	Jun-12	2.5	713,056	1,400,264
John Hancock Life #6686	May-12	5.3	1,240,939	3,050,914
John Hancock Life #9359	Nov-11	2.3	1,311,193	1,285,326
John Hancock Life #9379	Feb-11	6.3	550,000	3,625,854
John Hancock Life #9381	Nov-11	3.9	1,100,000	2,250,980
John Hancock Life #9390	May-11	3.1	670,000	1,792,604
John Hancock Life #9448	Aug-11	1.3	375,000	755,816
Lincoln Benefit Life #9330	Nov-11	9.3	2,538,566	5,348,049
Lincoln National Life #JJ70	May-11	3.6	320,000	2,061,200
Lincoln National Life #6590	Apr-13	1.2	385,000	681,495
Manufacturer's/John Hancock Life #6912	Jun-12	1.8	844,154	1,033,691
Massachusetts Mutual Life #1560	May-11	8.0	1,700,000	4,565,073
Massachusetts Mutual Life #1563	Feb-11	0.0	40,000	9,677
New York Life and Annuity #4757	Nov-11	3.9	2,011,522	2,239,441
New York Life and Annuity #5673	Nov-11	5.5	1,298,464	3,153,503
Pacific Life #7850	Jul-11	0.9	120,000	516,067
Penn Mutual Life #8193	Mar-11	2.3	280,000	1,306,399
PHL Life #8499	Aug-11	1.2	147,500	707,718
PHL Life #8509	Aug-11	1.2	147,500	707,718
PHL Variable Life #6161	Nov-11	5.7	3,021,609	3,265,853
Phoenix Life #5555	Jan-12	6.6	1,000	3,747,892
Reliastar/ ING #2047	Mar-11	2.5	305,000	1,421,629
Security Life of Denver #3394	Nov-11	6.0	1,228,975	3,459,173

Total Long-Term Investments		95.6%	$21,785,415	$54,746,113

Short-Term Investment

Money Market Fund
	First American Government Obligations Fund, 0.01% 5	3.6%	$2,060,471	$2,060,471

	Total Investments	99.2%	$23,845,886	$56,806,584

1	Illiquid securities.
2	Fair valued by Valuation Committee as delegated by the Fund's Board of Managers using the fair value method.
3	All investments are non-income producing.
4	Restricted securities.
5	7-Day Yield.

The accompanying notes are an integral part of these financial statements.

City National Rochdale Alternative Total Return Fund LLC

Schedule of Investments (Continued)

Investment Breakdown
(as a % of total investments)

March 31, 2014 (Unaudited)

The accompanying notes are an integral part of these financial statements.

City National Rochdale Alternative Total Return Fund LLC

Notes to Financial Statements

1.	Organization

City National Rochdale Alternative Total Return Fund LLC (the “Fund”), formerly known as Rochdale Alternative Total Return Fund LLC, is a Delaware limited liability company registered under the Investment Company Act of 1940, as amended (“1940 Act”), as a closed-end, non-diversified, management investment company.  The Fund was formed and received its initial seed capital in 2010, and commenced operations on January 4, 2011.  The Fund’s investment objective is to seek long-term capital appreciation through the purchase of life settlement contracts (“Policies”) at a discount to face value.  The life expectancy of the insureds covered by the Policies held by the Fund generally range from 1 to 10 years.

The Fund is managed by the Board of Managers (the “Board”) and by City National Rochdale, LLC (the “Advisor”), formerly known as Rochdale Investment Management LLC, an investment adviser registered under the Investment Advisers Act of 1940, as amended, to serve as the Advisor for the Fund.

2.	Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund.

Basis of Presentation and Use of Estimates

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“US GAAP”).  The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect certain reported amounts and disclosures.  The most significant estimates are those related to the fair value of investments.  Accordingly, actual results could differ from those estimates.

Investments Valuation

Life Settlement Contracts

Investments in life settlement contracts are carried at fair value.  The Fund will normally pursue its investment objective by investing substantially all of its assets in life insurance policies and interests related thereto purchased through life settlement transactions (collectively, “Policies”).  The Advisor has wide discretion in determining the Policies in which the Fund will invest.  Policies may include, without limitation, whole, universal, variable universal, term, variable term, survivorship, group, and other types of life insurance policies.

City National Rochdale Alternative Total Return Fund LLC

Notes to Financial Statements

While it is anticipated that the Fund will endeavor to purchase complete ownership interests in each Policy in which it invests, the Fund may also purchase partial ownership interests in any particular Policy when the Advisor believes that such a purchase is appropriate.  The Fund may also purchase interests in pools of Policies issued by third parties and/or purchase Policies directly from third parties.

The Fund’s Board has approved fair value procedures pursuant to which the Fund values its investments in the Policies using the fair value method of accounting.  The fair value procedures recognize that the Policies are illiquid and that no market currently exists for the Policies.

The Advisor and the Board recognize that market quotations are not readily available for the Policies in which the Fund invests.  Therefore each Policy is priced by the Fund’s Pricing Committee in accordance with the Fund’s fair value procedures.  Fair value of a security is the amount, as determined by the Advisor in good faith, that the Fund might reasonably expect to receive upon a current sale of the security.  In determining the method to be used to establish the fair value of a Policy, the Fund’s Pricing Committee will consider all appropriate factors relevant to the value of each Policy, which may include, but is not limited to, life insurance pricing models (which generally take into account, among other things, the net death benefit, the life expectancy of the insured and the expense associated with maintaining the policy), proprietary internal rate of return computations, life expectancy tables, specific characteristics of the individual insured, supply and demand conditions within the life settlement market and insurance company credit ratings.  Premiums payable are based on an estimate of minimum premiums on the policy as determined by the investment manager.  Due to the inherent uncertainty of this method of valuation, the estimated values may differ significantly from the value that would have been used had a ready market value for the investment existed, and the difference could be material.

Under the fair value method, the Fund recognizes the initial investment in its Policies at the transaction price.  In subsequent periods, the Fund re-measures the investment in its Policies at fair value in its entirety at each reporting period and recognizes changes in fair value in earnings, less Policy premiums paid and continuing costs, plus proceeds from Policy maturities in the period in which the changes occur.  Life settlement contracts are included in Level 3 of the fair value hierarchy.

City National Rochdale Alternative Total Return Fund LLC

Notes to Financial Statements

Money Market Fund

The fair value of the money market fund is the net asset value of the mutual fund investment which is calculated on a daily basis.  The money market fund is registered and regulated by the Securities and Exchange Commission (the “SEC”).  The money market fund invests in government obligations, exclusively in short term U.S. government securities.  The money market fund has daily liquidity and is included in Level 1 of the fair value hierarchy.

Fair Value Measurements

The Fund follows fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period.  These standards define fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.  The fair value hierarchy is organized into three levels based upon the assumptions (referred to as “inputs”) used in pricing the asset or liability.  These standards state that “observable inputs” reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from independent sources and “unobservable inputs” reflect an entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability.  These inputs are summarized in the three broad levels listed below:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in these securities (see Note 3).

City National Rochdale Alternative Total Return Fund LLC

Notes to Financial Statements

Prepaid Expenses

At March 31, 2014, the Fund’s prepaid expenses consisted primarily of prepaid servicing fees.  Prepaid servicing fees are derived from the origination fees of the Policies.  Of the total origination fees, 80% applies to servicing the Policies and is amortized to expense over a five year period, while the remaining 20% is expensed as incurred.  The origination fees are included in the total cost paid to acquire the Policies and when expensed are part of the continuing costs.

Investment Income Recognition

Purchases and sales of securities are recorded on a trade-date basis.  Interest income is recorded on the accrual basis.  Realized and unrealized gains and losses are included in the determination of income.

Interest income on proceeds of life settlement contracts is recognized only when death benefits and/or sale proceeds are received by the Fund.

Distributions to Members

The Fund does not anticipate making periodic distributions of its net income or gains, if any, to the Members.  Although the Fund does not expect to realize long-term capital gains except under extraordinary circumstances (such as the sale of all or a substantial portion of the Policies), if it does earn such gains, net gains will either be used to acquire additional Policies, make annual premium payments, or be considered for a full or partial distribution once a year.

City National Rochdale Alternative Total Return Fund LLC

Notes to Financial Statements

Federal Income Taxes

The Fund operates as a partnership and not as an association or a publicly traded partnership taxable as a corporation for U.S. federal income tax purposes.  Each Member is responsible for the tax liability or benefit relating to such Member’s distributive share of taxable income or loss regardless of whether such income is distributed.  Therefore, no federal income tax provision is reflected in the accompanying financial statements.  The Fund has adopted financial reporting rules regarding recognition and measurement of tax positions taken or expected to be taken on a tax return.  The Fund recognizes the effect of tax positions when they are more likely than not of being sustained.  The Fund’s tax year end is December 31.  The Fund has concluded that there is no impact on the Fund’s net assets and no tax liability resulting from unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken on its tax returns for the tax year ended 2013.  As of March 31, 2014, the Fund’s tax years since inception remain open and subject to examination by relevant taxing authorities.  During the six months ended March 31, 2014, there were no distributions from ordinary income for tax purposes.

Fund Expenses

The Fund bears all expenses incurred in its business.  The expenses of the Fund include, but are not limited to, the following: management fees; service fees; legal fees; accounting and auditing fees; custody fees; costs of computing the Fund’s net asset value; expenses of preparing and distributing prospectuses, and any other material (and any supplements or amendments thereto), reports, notices, other communications to Members, and proxy material; expenses of preparing and filing reports and other documents with government agencies; expenses of Members’ and Board meetings; Member record keeping and Member account services, fees, and disbursements; interest and fees on any borrowings by the Fund; performance allocation fees; the servicer fees; insurance premiums; fees for investor services and other types of expenses as may be approved from time to time by the Board.

The Fund also bears expenses to meet operational needs associated with its investments in the Policies.  These expenses include, but are not limited to, the following:  agent commissions, escrow fees, origination fees, policy review expense fees, premium payments and servicing fees and are included as premiums paid and continuing costs in the changes to fair value on life settlement contracts, net of premiums paid and continuing costs line on the Fund’s Statement of Operations.

City National Rochdale Alternative Total Return Fund LLC

Notes to Financial Statements

Subsequent Events

Management has evaluated the Fund’s related events and transactions that occurred subsequent to March 31, 2014, through the date the financial statements have been issued. The Board approved a plan of Reorganization to merge the Fund into the City National Rochdale Fixed Income Opportunities Fund on September 17, 2013.  The merger is expected to be completed in May 2014 subject to shareholder approval.

3.	Investments

The following are the classes of investments at March 31, 2014 grouped by the fair value hierarchy for those investments measured at fair value on a recurring basis:

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total

Life Settlement Contracts	$-	$-	$54,746,113	$54,746,113
Short-Term Investment	2,060,471	-	-	2,060,471

Total Investments	$2,060,471	$-	$54,746,113	$56,806,584

The following is a reconciliation of the beginning and ending balances for assets and liabilities measured at fair value using significant unobservable inputs (Level 3) during the six months ended March 31, 2014:

Life Settlement Contracts
Balance, September 30, 2013	$44,827,178
Net change to fair value on life settlement contracts	9,918,935
Balance, March 31, 2014	$54,746,113

During the six months ended March 31, 2014, there were no transfers in or out of Level 1, Level 2 or Level 3 of the fair value hierarchy.

Net unrealized gains related to Level 3 investments in life settlement contracts still held at March 31, 2014 amounted to $32,960,698.

City National Rochdale Alternative Total Return Fund LLC

Notes to Financial Statements

Security Type	Fair Value at 3/31/2014	Valuation Technique	Unobservable Input	Value/Range
Life Settlement Contracts	$54,746,113	Discounted Cash Flows	Discount Rate	13.55% - 14.10%
			Expected Maturity (months)	5-114

The significant unobservable inputs used in the fair value measurement of the Fund’s life settlement contracts are the expected maturity of each contract and the discount rate used in the valuation model.  A significant increase in expected maturity or the discount rate used would result in lower fair value measurements.

At March 31, 2014, the Fund had the following investments in life settlement contracts:

Fair Value Method
Year	Number of Contracts	Initial Cost	Premiums Payable	Face Value (Death Benefits)
2014	1	$1,700,000	$1,960,000	$5,000,000
2015	2	935,000	2,225,499	6,565,958
2016	3	1,911,939	3,803,500	14,800,000
2017	2	1,578,464	2,762,000	9,750,000
2018	3	2,083,975	7,873,749	23,000,000
Thereafter	16	13,576,037	41,353,091	101,750,754

For the six months ended March 31, 2014, the net change to fair value on life settlement contracts, net of premiums paid and continuing costs disclosed in the Fund’s Statement of Operations consisted of a net positive change to fair value on life settlement contracts of $9,918,935, offset by $3,968,255 in premiums paid and continuing costs associated with its investment in the Policies.

The Fund uses the fair value method for accounting for the Policies, the net life insurance proceeds received from underlying Policies when an insured dies is included in the net change to fair value on life settlement contracts line on the Fund’s Statement of Operations.

Restricted securities include securities that have not been registered under the Securities Act of 1933, as amended, and securities that are subject to restrictions on resale.  The Fund may invest in restricted securities that are consistent with the Fund’s investment objective and investment strategies.  In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer’s expense either upon demand by the Fund or in

City National Rochdale Alternative Total Return Fund LLC

Notes to Financial Statements

connection with another registered offering of the securities.  Investments in restricted securities are valued at fair value as determined in good faith in accordance with procedures adopted by the Board of Managers.  It is possible that the estimated value may differ significantly from the amount that might ultimately be realized in the near term, and the difference could be material.  All of the policies held by the Fund were restricted as of March 31, 2014.

4.	Concentration of Credit Risk

The Fund is subject to credit risk to the extent any financial institution with which it conducts business is unable to fulfill contractual obligations on its behalf.  Management monitors the financial institutions and does not anticipate any losses from those counterparties.

5.	Related Party Transactions

Advisory and Services Agreements

The Fund has an Investment Advisory Agreement with the Advisor.  The Advisor is responsible for providing investment advisory management, certain administrative services and conducts relations with the service providers to the Fund.

The Fund pays the Advisor a management fee at an annual rate equal to 1.75% of the Fund’s month-end net assets.  For the six months ended March 31, 2014, management fees paid to the Advisor amounted to $470,788.  The investment management fee will accrue and be payable monthly.

The Fund has a Services Agreement with the Advisor.  The Fund pays a fee to the Advisor (or its affiliates) at an annual rate of 0.25% of the Fund’s month-end net assets, including assets attributable to the Advisor (or its affiliates).  For the six months ended March 31, 2014, service fees paid amounted to $67,255.  Services provided include, but are not limited to, handling Member inquiries regarding the Fund (e.g., responding to questions concerning investments in the Fund, and reports and tax information provided by the Fund); assisting in the enhancement of relations and communications between Members and the Fund; assisting in the establishment and maintenance of Member accounts with the Fund; and assisting in the maintenance of Fund records containing Member information.

City National Rochdale Alternative Total Return Fund LLC

Notes to Financial Statements

Performance Allocation

The Fund allocates to the Advisor a performance allocation (“Performance Allocation”) with respect to each Member as of the close of each Allocation Period (date Member is first invested in the Fund until the first to occur of the following: last day of a fiscal year, the Member no longer has an interest in the Fund or the Advisor is no longer entitled to receive the Performance Allocation) as follows: if the “Positive Allocation Change” (Allocation Change is difference between the balance in the Member’s capital account at the start and close of an Allocation Period) for such Allocation Period for a Member exceeds the “10% Hurdle” (calculated at the end of any Allocation Period, the amount that a Member’s account would have earned if it had achieved a compounded, cumulative rate of 10% per year) for such Member and the amount of any positive balance in such Member’s “High Watermark Account” (memorandum account for each Member which starts at zero and is increased by such Member’s negative Allocation Change and decreased by such Member’s positive Allocation Change), then the performance allocation shall be equal to the sum of (i) 100% of the amount of such Member’s Positive Allocation Change for such Allocation Period until the Advisor receives an amount equal to the 10% Catch-Up Amount (calculated at end of any Allocation Period and is an amount equal to the quotient of 10% Hurdle divided by 80%, less the 10% Hurdle) and (ii) 20% of the amount by which such Member’s Positive Allocation Change for such Allocation Period, if any, exceeds the sum of the amount of the Positive Allocation Change allocated to such Member to satisfy such Member’s 10% Hurdle and the 10% Catch-Up Amount.

No Performance Allocation will be made to the Advisor from a Member’s capital account unless and until such Member first receives an allocation of net profits from the Fund sufficient to satisfy such Member’s 10% Hurdle.

For Units redeemed other than on the last day of a calendar year, the Performance Allocation, if any, is calculated and charged with respect to the redeemed Units as if the redemption date was the last day of a calendar year and the Hurdle applicable to the calculation of the Performance Allocation shall be adjusted to take into account the number of days that the tendering Member’s capital was invested in the Fund for such fiscal year.

Performance allocation is done throughout the year.  The accumulated performance allocated from the Fund’s Members to the Advisor since inception through March 31, 2014 was $99,122. The capital balance of the Advisor, inclusive of the performance allocation, represented 4.71% of total Members’ capital at March 31, 2014.

City National Rochdale Alternative Total Return Fund LLC

Notes to Financial Statements

6.	Members’ Capital

Pursuant to its Offering Memorandum, the initial price of units of interest (“Units”) for the Fund was $1,000 per Unit.  At March 31, 2014, the Fund had an unlimited number of Units authorized and 36,993.34 Units outstanding.

Each Member must certify that they are a qualified investor or “accredited investor” under Federal securities law and subscribe for a minimum initial investment in the Fund of $50,000, subject to waiver by the Distributor.  Brokers selling Units may establish higher minimum investment requirements than the Fund and may independently charge transaction fees and additional amounts in return for their services.  The Fund is an illiquid investment and no Member will have the right to require the Fund to redeem their Units.  New Members may be admitted with the consent of the Board.

The Units are subject to substantial restrictions on transferability and resale and may not be transferred or resold except as permitted under the Limited Liability Company Agreement (“Operating Agreement”) of the Fund.  The Units are not redeemable at the option of its Members nor will they be exchangeable for interests of any other fund, as the Fund is a closed-end investment company.

The net profits or net losses (including, without limitation, the net realized gain or loss and the net change in unrealized appreciation or depreciation of the Policies), less adjustment for any performance allocation to the Advisor, of the Fund are credited to or debited against the capital account of a Member at the end of each fiscal period in accordance with the Member’s pro rata share of the Fund’s capital for the period as of the beginning of the fiscal period.  These credits or debits to a Member’s capital account are in turn reflected in changes in the value of the Member’s Units.  A Member’s pro rata portion of the Fund’s capital will be determined by dividing the value of the Member’s Units by the total value of the Units of the Fund held by all Members.

City National Rochdale Alternative Total Return Fund LLC

Notes to Financial Statements

7.	Administration Servicing Fee

U.S. Bancorp Fund Services, LLC (the “Administrator”) acts as the Fund’s Administrator under an Administration Servicing Agreement.  The Administrator prepares various federal and state regulatory filings, reports and returns for the Fund; prepares reports and materials to be supplied to the Fund’s Board of Managers; monitors the activities of the Fund’s custodian, transfer agent and accountants; coordinates the preparation and payment of Fund expenses and reviews the Fund’s expense accruals.  For its services, the Administrator receives a monthly fee at an annual rate of 0.12% for the first $150 million, 0.10% for the next $150 million and 0.08% above $300 million of the Fund’s aggregate assets, with a minimum annual fee of $75,000.

8.	Investment Transactions

For the six months ended March 31, 2014, excluding short-term securities and U.S. Government securities, there were no purchases of investments in Policies and there were no proceeds from maturities of Policies.  There were no purchases or sales of U.S. Government securities during the six months ended March 31, 2014.

City National Rochdale Alternative Total Return Fund LLC

Financial Highlights

					Period January 4, 2011
					(commencement of
	Six Months Ended		Year Ended	Year Ended	of operations) to
	March 31, 2014		September 30, 2013	September 30, 2012	September 30, 2011
PER UNIT OPERATING PERFORMANCE
Net Asset Value, beginning of period	$1,405.85		$1,369.36	$1,020.49	$1,000.00

Income (loss) from investment operations
Net investment loss (1)	(17.25)		(33.02)	(32.30)	(38.64)
Net realized gain from investment transactions	-		-	-	53.89
Changes to fair value for life settlement contracts, net of premiums paid
and continuing costs (2)	159.31		69.51	381.17	5.24
Total from investment operations	142.06		36.49	348.87	20.49
Net asset value, end of period	$1,547.91		$1,405.85	$1,369.36	$1,020.49

TOTAL RETURN - NET	10.11	% (3)	2.66%	34.19%	2.05	%(3)

RATIOS/SUPPLEMENTAL DATA

Members' Capital, end of period ($000's)	$57,262		$52,035	$48,505	$29,669

Portfolio Turnover	0.00%		1.37%	39.05%	15.52%

Ratio of Net Investment Loss to Average Net Assets	(2.35%)(4)		(2.31%)	(2.73%)	(5.88%)(4)

Ratio of Expenses to Average Net Assets	2.35%(4)		2.38%	2.77%	5.91%(4)

(1) Net investment loss per share represents net investment loss divided by the average shares outstanding throughout the period.
(2) Represents premiums paid and changes to fair value for life settlement contracts in accordance with the fair value method of accounting.
(3) Not Annualized
(4) Annualized

Total return is calculated for all Members taken as a whole and an individual Member's return may vary from these Fund returns based on the timing of capital transactions and performance allocation.  There are no performace allocations for period ended March 31, 2014.

The ratios are calculated for all Members taken as a whole and excludes policy-related expenses.  The computation of such ratios assessed to an individual Member's capital may vary from these ratios based on the timing of capital transactions and performance allocation.  There are no performace allocations for period March 31, 2014.

The net investment loss ratio does not reflect the effects of any incentive allocation.

The accompanying notes are an integral part of these financial statements.

See Report of Independent Registered Public Accounting Firm

City National Rochdale Alternative Total Return Fund LLC

Additional Information

Proxy Voting Policies and Procedures

You may obtain a description of the Fund’s proxy voting policies and procedures and information regarding how the Fund voted proxies relating to portfolio securities without charge, upon request, by contacting the Fund directly at 1-800-245-9888; or on the EDGAR Database on the SEC’s website at www.sec.gov.

Portfolio Holdings Disclosure

The Fund will file its complete schedule of portfolio holdings with the SEC at the end of the first and third fiscal quarters on Form N-Q within sixty days of the end of the quarter to which it relates.  The Fund’s Forms N-Q will be available on the SEC’s website at www.sec.gov, and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C.  Information on the operation of the Public Reference Room may be obtained by calling 1-202-942-8090.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable for semi-annual reports.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable for semi-annual reports.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

The registrant’s nominating committee charter does not contain any procedures by which shareholders may recommend nominees to the registrant’s board of managers.

Item 11. Controls and Procedures.

(a)
The registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have reviewed the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the registrant and by the registrant’s service provider.

(b)
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not Applicable.

(2) A separate certification for each principal executive and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable during this period.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)      City National Rochdale Alternative Total Return Fund LLC

By (Signature and Title)          /s/ Garrett R. D’Alessandro
     Garrett R. D’Alessandro, President

Date            May 20, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*     /s/ Garrett R. D’Alessandro
   Garrett R. D’Alessandro, President

Date            May 16, 2014

By (Signature and Title)*      /s/ William O’Donnell
    William O’Donnell, Treasurer

Date            May 16, 2014